Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Data (Unaudited)
Total interest income	$ 7,150	$ 6,921	$ 6,648	$ 6,315	$ 6,065	$ 5,523	$ 5,107	$ 4,625
Total interest expense	1,721	1,727	1,469	1,207	1,055	893	707	523	$ 6,123	$ 3,178
Net interest income	5,429	5,194	5,179	5,108	5,010	4,630	4,400	4,102	20,911	18,142
Provision for loan losses	578	120	120	90	96	72	72	57	908	297
Other income	993	1,003	947	945	995	897	888	880	3,888	3,660
General, administrative and other expense	3,986	4,162	4,172	4,162	5,235	3,855	3,754	3,579
Income before income taxes	1,858	1,916	1,834	1,801	674	1,600	1,462	1,346	7,409	5,082
Federal income taxes	89	135	188	187	83	269	250	198	599	800
Net income	$ 1,769	$ 1,781	$ 1,646	$ 1,614	$ 591	$ 1,331	$ 1,212	$ 1,148	$ 6,810	$ 4,282
Earnings per share
Basic	$ 0.31	$ 0.31	$ 0.29	$ 0.28	$ 0.11	$ 0.25	$ 0.23	$ 0.23	$ 1.19	$ 0.82
Diluted	$ 0.31	$ 0.31	$ 0.29	$ 0.28	$ 0.11	$ 0.25	$ 0.23	$ 0.23	$ 1.19	$ 0.82